Due to Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Due to Trust Account Transactions [Table Text Block]

	2014	2015
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥750,210	¥1,610,992
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.05%